INVENTORIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 1,751,670	$ 1,808,253	$ 1,516,634
Inventory in transit		125,917
Finished goods	134,137	650,282
Work in progress		321,931	134,742
Total	$ 2,402,825	$ 2,906,383	$ 1,651,376